Stock-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note F - Stock-Based Compensation

Below is a summary of stock option activity for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	8,942,628	$0.82	6.48	$258,555
Granted	351,250	$0.33	9.89	$-
Exercised	-	$-	-	$-
Expired or Canceled	(65,645)	$12.47	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2012	9,228,233	$0.72	6.17	$6,419

For the six months ended March 31, 2012, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

Below is a summary of stock option activity for the six months ended March 31, 2011:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2010	7,921,904	$1.12	7.00	$874,345
Granted	633,750	$0.62	9.81	$2,025
Exercised	-	$-	-	$-
Expired or Canceled	(67,083)	$29.66	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2011	8,488,571	$0.85	6.80	$1,063,900

For the six months ended March 31, 2012, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

The details of stock options for the six months ended March 31, 2012 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at March 31, 2012	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number Exercisable at March 31, 2012	Weighted Average Exercise Price
$0.29-0.30	1,261,250	$0.30	7.11	1,261,250	$0.30
$0.31-0.40	3,817,750	$0.38	8.19	3,367,128	$0.39
$0.41-0.50	177,000	$0.46	7.25	167,629	$0.46
$0.51-0.60	988,750	$0.59	7.18	985,939	$0.59
$0.61-0.70	66,611	$0.68	4.37	66,611	$0.68
$0.71-0.80	382,250	$0.75	5.16	382,250	$0.75
$0.81-0.90	769,835	$0.88	4.16	769,835	$0.88
$0.91-1.45	126,000	$1.06	3.21	126,000	$1.06
$1.46-1.85	1,467,269	$1.55	1.49	1,467,269	$1.55
$1.86-5.10	171,518	$4.17	1.74	171,518	$4.17
$0.29-5.10	9,228,233	$0.72	6.17	8,765,429	$0.74

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2012	2011	2012	2011
Research and Development Expenses	$-	$23	$7	$43
General and Administrative Expenses	148	211	340	378
	$148	$234	$347	$421

The total unrecognized compensation expense for outstanding and unvested stock options for the six months ended March 31, 2012 was $139,000. The weighted average remaining recognition period for the total deferred compensation expense is approximately nine months. The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the six months ended March 31,
	2012	2011
Dividend yield	0%	0%
Expected volatility	151%	91%
Risk-free interest rate	1.08%	3.5%
Expected term	5.06 years	10 years

As an integral component of a management and employee retention program designed to motivate, retain and provide incentive to the Company’s management, employees and key consultants, the Board of Directors approved the 2004 Stock Option Plan (the “2004 Plan”) and reserved 10,000,000 shares of common stock for issuance under the 2004 Plan. As of September 30, 2011, 2,867,159 shares were available to be granted under the 2004 Plan. The exercise price of the incentive stock options (“ISOs”) granted under the 2004 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest immediately or up to one year following the date of the grant. Under the Company’s 1994 Stock Option Plan (the “1994 Plan”), incentive stock options or non-qualified stock options to purchase 2,500,000 shares of Aeolus’ common stock may be granted to employees, directors and consultants of the Company. As of September 30, 2011, there were no shares available to be granted under the 1994 Plan. The exercise price of the ISOs granted under the 1994 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest over one to three years following the date of the grant.

Below is a summary of stock option activity for the last three fiscal years ended September 30th:

		Weighted Average
				Remaining	Aggregate
	Number	Exercise		Contractual	Intrinsic
	of Shares	Price		Term (in years)	Value
Outstanding at 9/30/2008	4,235,281	$2.50	6.7 years		$46
Granted	1,992,750	$0.33	10.0 years		$117
Exercised	-	$-			$-
Cancelled	(51,766)	$32.36			$-
Forfeited	-	$-			$-
Outstanding at 9/30/2009	6,176,265	$1.58	7.0 years		$138
Granted	2,210,000	$0.40	10.0 years		$363
Exercised	-	$-			$-
Cancelled	(41,361)	$37.06			$-
Forfeited	(423,000)	$0.62			$41
Outstanding at 9/30/2010	7,921,904	$1.12	7.0 years		$874
Granted	1,095,000	$0.53	9.5 years		$8
Exercised	-	$-			$-
Cancelled	(74,276)	$28.30			$-
Forfeited	-	$-			$-
Outstanding at 9/30/2011	8,942,628	$0.82	6.5 years		$259
Exercisable at 9/30/2011	8,349,721	$0.84	6.3 years		$252

Stock options granted to consultants during fiscal year 2011, 2010 and 2009 were fully vested when issued or vested over a twelve month period. Stock option expense for stock options granted to consultants was $26,000, $73,000, and $69,000 for fiscal year 2011, 2010, and 2009, respectively. For the fiscal years 2011, 2010 and 2009, all stock options were issued at or above fair market value of a share of common stock. The weighted-average grant-date fair value of options granted during fiscal years 2011, 2010 and 2009 was $0.54, $0.35, and $0.30, respectively.

A summary of the status of non-vested shares for the fiscal years ended September 30 was:

		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Nonvested at September 30, 2008	310,833	104,678
Granted	1,992,750	602,533
Vested	(1,003,842)	(320,866)
Forfeited	-	-
Nonvested at September 30, 2009	1,299,741	386,345
Granted	2,210,000	769,554
Vested	(1,715,580)	(526,846)
Forfeited	(45,000)	(15,592)
Nonvested at September 30, 2010	1,749,161	613,461
Granted	1,095,000	595,315
Vested	(2,251,254)	(913,167)
Forfeited	-	-
Nonvested at September 30, 2011	592,907	295,609

The total deferred compensation expense for outstanding stock options was $269,000 as of September 30, 2011, which will be recognized over a weighted average period of seven months. The total fair value of shares vested during fiscal years 2011, 2010 and 2009 was $913,000, $527,000 and $321,000, respectively.

The details of stock options for the fiscal year ended September 30, 2011 are as follows:

	Options Outstanding			Options Exercisable
			Weighted
	Number		Average	Number	Weighted
Range of	Outstanding at	Weighted	Remaining	Exercisable at	Average
Exercise	September 30,	Average	Contractual	September 30,	Exercise
Prices	2011	Exercise Price	Life (in years)	2011	Price

$0.29-$0.32	1,526,250	$0.30	7.47	1,526,250	$0.30
$0.33-$0.45	3,322,250	$0.40	8.60	2,995,064	$0.40
$0.50-$0.71	1,118,111	$0.59	7.58	879,576	$0.59
$0.72-$0.85	721,494	$0.80	4.96	694,308	$0.80
$0.86-$1.45	550,091	$0.94	4.76	550,091	$0.94
$1.50	1,256,019	$1.50	1.83	1,256,019	$1.50
$1.52-$1.85	211,250	$1.84	2.98	211,250	$1.84
$2.10-$5.10	171,518	$4.17	2.24	171,518	$4.17
$11.50-$15.70	65,645	$12.47	0.36	65,645	$12.47

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the fiscal year ended
	September 30,
	2011	2010	2009
Research and Development Expenses	79	56	38
General and Administrative Expenses	914	492	245
	993	548	283

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the fiscal year ended September 30,
	2011	2010	2009
Dividend yield	0%	0%	0%
Expected volatility	89% - 179%	93%	111%
Risk-free interest rate	1.1% - 3.7%	3.07%	3.00%
Expected option life after shares are vested	8.35 years	10 years	9.3 years

Effective July 1, 2011, the Company began using historical information regarding the volatility of its own stock price for purposes of calculating an expected volatility rate for stock option valuation purposes. From April 1, 2009 through June 30, 2011, the Company used a peer group of publicly traded entities to determine an expected volatility rate for stock option valuation. There was no material impact on the financial statements as a result of this change as of July 1, 2011. In addition, the Company changed its method of amortization of stock-based compensation from the multiple attribute method to straight line for option grants made on and subsequent to April 1, 2009. There was no material impact on the financial statements as a result of this change as of April 1, 2009. The Company believes the use of its historical stock price and straight line amortization results in a better estimate of the Company’s stock-based compensation expense.